Exploration mineral interests	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Exploration mineral interests
Exploration mineral interests
6.	Exploration mineral interests:

	Santa Cruz	Tintic Project	Pinaya Project	San Matias	Mineral Royalty	Other	Total
Balance at December 31, 2021	$35,075	$19,588	$2,511	$13,607	$1,708	$550	$73,039
Acquisition costs	11,252	5,788	—	—	—	350	17,390
De-recognition (Note a)	(5,700)	—	—	—	—	—	(5,700)
Foreign currency translation	—	—	15	—	—	—	15
Balance at September 30, 2022	$40,627	$25,376	$2,526	$13,607	$1,708	$900	$84,744
(a)	Terminated land purchase:

On November 24, 2021, the Company entered into an agreement to acquire additional land adjacent to the Santa Cruz project and the associated mineral rights. In June 2022, the Company entered into an agreement to extend the closing date of the original agreement to September 20, 2022. The Company elected not to proceed with the transaction and terminated the purchase and sale agreement. Prior to termination of the agreement the Company had capitalized $5.7 million in non-refundable payments. These payments have been de-recognized and recorded as exploration expenses in the condensed interim consolidated and combined carve-out statement of loss (Note 11).

10.	Exploration mineral interests:

	Santa	Tintic	Pinaya	San	Mineral
	Cruz	Project	Project	Matias	Royalty
	(Note a)	(Note b)	(Note c)	(Note d)	(Note e)	Other	Total
Balance at January 1, 2020	$—	$6,888	$2,516	$—	$750	$150	$10,304
Acquisition costs	—	7,000	—	13,607	958	150	21,715
Foreign currency translation	—	—	(4)	—	—	—	(4)
Balance at December 31, 2020	—	13,888	2,512	13,607	1,708	300	32,015
Acquisition costs	35,075	5,700	—	—	—	250	41,025
Foreign currency translation	—	—	(1)	—	—		(1)
Balance at December 31, 2021	$35,075	$19,588	$2,511	$13,607	$1,708	$550	$73,039

(a)	The Santa Cruz project is a copper project near the city of Casa Grande in Arizona, USA.
(i)	Assignment agreement:

On October 27, 2021, the Company entered into an agreement with Central Arizona Resources Ltd. (“CAR”), a private company, and acquired the option agreement CAR held over the Santa Cruz mineral title owned by DRH Energy Inc. (“DRHE”), a private company, and a surface use agreement CAR was party to with another private Arizona based company

The total consideration payable to CAR for the assignment of the option and surface access agreements to the Company is $30.0 million, payable as follows:

●	$2.5 million paid in October 2021;
●	$2.5 million paid in April 2022;
●	$15.0 million upon the earlier of completion of an IPO or October 27, 2022; and $10.0 million of shares of common stock of the company issued concurrent with the completion of an IPO or on October 27, 2022 if no IPO has been completed. The number of shares is calculated based on $10.0 million divided by (a) 90% of the IPO price; or (b) in the absence of an IPO prior to the anniversary date, the price per share of an equity financing.

The purchase of the agreements from CAR is binding as the Company has no right to avoid the payment of the purchase price. On October 27, 2021, a $26.6 million exploration mineral interest was capitalized and a corresponding liability was recorded. The Company has elected to carry the liability (reported as deferred consideration payable in the statement of financial position) at fair value with changes reported in the statement of loss. In the event of significant changes in fair value arising from changes in the Company’s own credit risk, such amounts will be recorded in other comprehensive income (loss).

(ii)	Option agreement:

The option agreement acquired from CAR provides the Company with the right, but not the obligation, to acquire 100% of the mineral title of the Santa Cruz project by paying $27.9 million over three years. As at December 31, 2021, $5.4 million in cash payments have been made, $4.9 million of which were capitalized as exploration mineral interests in accordance with the Company’s accounting policy. In order to maintain the option, the following payments must be made:

●	$6.25 million due on or before August 16, 2022;
●	$6.25 million due on or before August 16, 2023; and
●	$10.0 million due within five days of exercising the option to acquire the mineral title.

The deadline to exercise the option is August 16, 2024. The payments are payable in cash or common stock of the Company at the discretion of DRHE.

(iii)	Surface access agreement:

The surface access agreement acquired from CAR is an agreement with another Arizona based private company, which owns certain surface rights. In order to maintain surface access rights the Company must make certain payments. As at December 31, 2021, $1.0 million in payments have been made and recorded as exploration expense in the consolidated and combined carve- out statement of loss. A further $600,000 is due on September 9, 2022 and $800,000 on September 9, 2023. The agreement expires on August 3, 2025 but may be extended by one year at the Company’s discretion by making a payment of $920,000.

(iv)	Land purchase:

On November 24, 2021 the Company entered into an agreement to acquire additional land adjacent to the Santa Cruz project and the associated mineral rights. The purchase price is estimated to be $18.1 million and will be finalized upon confirmation of the actual acreage of the property. As at December 31, 2021, $2.1 million in payments have been made, $1.1 million of which is non-refundable at December 31, 2021 and has been capitalized as an exploration mineral interest. The remaining $1.0 million is refundable as at December 31, 2021 and is capitalized as an other non-current asset. The balance of the purchase price is payable at the Company’s discretion and subject to a due diligence and closing period, is due on or before June 18, 2022.

(b)	The Tintic project is a copper-gold-silver project in the Tintic District of Utah, USA representing the Company’s accumulation of rights owned by a variety of different parties. Pursuant to agreements entered into in 2017 and 2018, the Company obtained the right to explore the underlying assets and to acquire or optionally acquire specified mineral rights of the underlying assets by making scheduled payments. Payments under these agreements are capitalized as acquisition costs while costs associated with exploring the properties are expensed as exploration costs.

As at December 31, 2021 the Company has the following further option payments to make in order to complete its purchase of 100% of the assets included in the agreements.

Option
Year	payments
2022	5,788
2023	5,287
Total	$11,075

(c)	The Pinaya Project is 100% owned by Kaizen and covers 192 square kilometers and includes 28 kilometers of strike length within the Andahuaylas — Yauri Porphyry Belt in southeastern Peru.
(d)	The San Matias Project is 100%-owned by Cordoba, which includes 100% of the Alacran Deposit and satellite deposits at Montiel East, Montiel West and Costa Azul. The Company acquired its 100% interest of the Alacran deposit on June 30, 2020 (Note 9(d)).
(e)	In July 2020, the Company received its share of a royalty on the Alacran property that was transferred out of Omnisom (Note 9(d)). The royalty was recognized at its carrying value. Subsequent to this transfer, the Company has a 1.25% net smelter royalty on the Alacran property.